________________________________________________________________________________


                          BLUE RIDGE TOTAL RETURN FUND

________________________________________________________________________________


                     a series of the Blue Ridge Funds Trust





                                  Annual Report


                      FOR THE YEAR ENDED NOVEMBER 30, 2000





                               INVESTMENT ADVISOR
                         Colonial Asset Management, Inc.
                              359 South Pine Street
                              Post Office Box 1724
                              Spartanburg, SC 29304


                          BLUE RIDGE TOTAL RETURN FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-525-3863



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor the fund's distributor is a bank.

For more information about Blue Ridge Total Return Fund, including charges and expenses, call the fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

                        COLONIAL ASSET MANAGEMENT, INC.


H. Walter Barre                                            359 South Pine Street
Barry D. Wynn                                                      P.O. Box 1724
Johnnie M. Walters                                         Spartanburg, SC 29304
                                                                  (864) 582-3356


                              Quarterly Perspective
                                  January 2001



Equity Market

         The significant sell-off in the stock market during the fourth quarter was the first major decline since the beginning of the Gulf War. Especially hard hit were the technology-related stocks, particularly the so called "dot-coms". Several months prior to this drop, investors were buying these companies without regard to quality or price. These same investors are now in the process of selling these stocks regardless of quality or price. In other words, the "bubble" created by excessive optimism is now being replaced by excessive pessimism. The performance of Blue Ridge Total Return Fund showed a decline of 5.36% for the fiscal year ending November 30, 2000 and a 8.42% decline for the quarter ending December 31, 2000. The performance slightly trailed the corresponding index due to the overweighing of technology stocks.

         Other than the expected cyclical nature of stock prices, the main problems being discussed by investors relate to: the beginning of a recession with no end in sight; the rising cost of energy; the bursting of the bubble for tech stocks; the huge foreign trade deficit; the high rate of consumer debt; and currency risks associated with the trade deficit.

         Fundamentally, there still are significant positives that are currently being overlooked. Inflation remains mild and interest rates are moderate and should trend lower during the first quarter. The current projected budget surplus allows for more stimulative action on monetary and fiscal policies. Corporate earnings comparisons will be difficult in the first half of 2001, but will be more favorable in the second half. With much of the excess in stock prices having been wrung out, the stage is set for a significant advance once the visibility of corporate earnings growth becomes clear. This rebound in stock prices may be concentrated in those quality companies demonstrating steady profit growth. Investors have been hurt by following concepts and revenue growth, and will be looking more at the bottom line. In addition, price earning ratios will be more realistic and the fundamental strength of company balance sheets will be closely monitored. The Dow Jones Industrial Average, supported by lower interest rates, modest inflation, and a slow but expanding economy could reach 12,000 based on a P/E of 19 times estimated 2001 earnings.






       /s/ H. Walter Barre                        /s/ Barry D. Wynn

       H. Walter Barre                            Barry D. Wynn

                          BLUE RIDGE TOTAL RETURN FUND

                     Performance Update - $10,000 Investment

        For the period from April 1, 1999 (Commencement of Management by
              Colonial Asset Management, Inc.) to November 30, 2000


[LINE GRAPH HERE]

--------------------------------------------------------------------------------
                  Blue Ridge               75% S&P 500 Total Return Index /
               Total Return Fund       25% Lehman Brothers Aggregate Bond Index
--------------------------------------------------------------------------------
   04/01/99         10,000                             10,000
   05/31/99          9,973                             10,049
   08/31/99          9,964                             10,161
   11/30/99         10,477                             10,623
   02/29/00         10,535                             10,525
   05/31/00         10,398                             10,894
   08/31/00         11,040                             11,603
   11/30/00          9,915                             10,508


This graph depicts the performance of the Blue Ridge Total Return Fund versus a combined index of 75% S&P 500 Total Return Index and 25% Lehman Brothers Aggregate Bond Index. It is important to note that the Blue Ridge Total Return Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

            -------------------- ----------------------------------
                                   Since 4/01/99 (Commencement of
                  One Year          Management by Colonial Asset
                                          Management, Inc.)
            -------------------- ----------------------------------
                   (5.36)%                    (0.51)%
            -------------------- ----------------------------------


>> The graph assumes an initial $10,000 investment at April 1, 1999 (commencement of management by Colonial Asset Management, Inc.). All dividends and distributions are reinvested. The period prior to April 1, 1999, during which the Fund was advised by another investment advisor, is not shown in the graph above.

>> At November 30, 2000, the value of the Blue Ridge Total Return Fund would have decreased to $9,915 - a cumulative total investment return of -0.85% since April 1, 1999.

>> At November 30, 2000, the value of a similar investment in a combined index of 75% S&P 500 Total Return Index and 25% Lehman Brothers Aggregate Bond Index would have grown to $10,508 - a cumulative total investment return of 5.08% since April 1, 1999.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                    BLUE RIDGE TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                        Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 69.42%

      Beverages - 3.81%
           PepsiCo, Inc. ...............................................................                 3,500            $  158,813
           The Coca-Cola Company .......................................................                 2,500               156,562
                                                                                                                          ----------
                                                                                                                             315,375
                                                                                                                          ----------
      Brewery - 2.29%
           Anheuser-Busch Companies, Inc. ..............................................                 4,000               189,500
                                                                                                                          ----------

      Computer Software & Services - 6.30%
        (a)America Online, Inc. ........................................................                 1,750                71,068
        (a)Cisco Systems, Inc. .........................................................                 4,600               220,225
        (a)Microsoft Corporation .......................................................                 1,500                86,062
        (a)Network Appliance, Inc. .....................................................                 1,000                49,375
        (a)Oracle Corporation ..........................................................                 3,600                95,400
                                                                                                                          ----------
                                                                                                                             522,130
                                                                                                                          ----------
      Computers - 4.34%
           EMC Corporation .............................................................                 2,600               193,213
           International Business Machines Corporation .................................                   800                74,800
        (a)Sun Microsystems,  Inc. .....................................................                 1,200                91,275
                                                                                                                          ----------
                                                                                                                             359,288
                                                                                                                          ----------
      Cosmetics & Personal Care - 3.20%
           Colgate-Palmolive Company ...................................................                 2,500               146,625
           The Gillette Company ........................................................                 3,500               118,563
                                                                                                                          ----------
                                                                                                                             265,188
                                                                                                                          ----------
      Electronics - 3.00%
        (a)Agilent Technologies, Inc. ..................................................                   381                19,883
           General Electric Company ....................................................                 3,300               163,556
           Hewlett-Packard Company .....................................................                 2,000                65,000
                                                                                                                          ----------
                                                                                                                             248,439
                                                                                                                          ----------
      Electronics - Semiconductor - 2.93%
           Intel Corporation ...........................................................                 4,000               152,250
           Motorola, Inc. ..............................................................                 4,500                90,281
                                                                                                                          ----------
                                                                                                                             242,531
                                                                                                                          ----------
      Entertainment - 1.40%
           The Walt Disney Company .....................................................                 4,000               115,750
                                                                                                                          ----------

      Financial - Banks, Money Center - 5.16%
           Bank of America Corporation .................................................                 3,000               119,812
           Citigroup Inc. ..............................................................                 3,666               182,613
           Wachovia Corporation ........................................................                 2,500               125,156
                                                                                                                          ----------
                                                                                                                             427,581
                                                                                                                          ----------
      Food - Processing - 0.87%
           Sara Lee Corporation ........................................................                 3,000                72,000
                                                                                                                          ----------


                                                                                                                         (Continued)

                                                    BLUE RIDGE TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                        Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Food - Wholesale - 1.64%
           Wm. Wrigley Jr. Company .......................................................               1,500            $  136,219
                                                                                                                          ----------

      Foreign Securities - 3.79% (c)
      (a)  Grupo Televisa S.A. - GDR .....................................................               1,500                69,844
           Koninklijke (Royal) Philips Electronics N.V. - NY SH ..........................               3,693               121,176
           Telefonaktiebolaget LM Ericsson AB - ADR ......................................              10,800               122,850
                                                                                                                          ----------
                                                                                                                             313,870
                                                                                                                          ----------
      Household Products & Housewares - 1.81%
           The Procter & Gamble Company ..................................................               2,000               149,750
                                                                                                                          ----------

      Insurance - Multiline - 2.63%
           American International Group, Inc. ............................................               2,250               218,109
                                                                                                                          ----------

      Medical - Biotechnology - 1.60%
           Pfizer Inc. ...................................................................               3,000               132,750
                                                                                                                          ----------

      Medical - Hospital Management & Services - 2.83%
           UnitedHealth Group Incorporated ...............................................               2,000               234,625
                                                                                                                          ----------

      Medical Supplies - 2.41%
           Johnson & Johnson .............................................................               2,000               200,000
                                                                                                                          ----------

      Miscellaneous - Manufacturing - 1.20%
           Minnesota Mining and Manufacturing Company ....................................               1,000                99,437
                                                                                                                          ----------

      Oil & Gas - Equipment & Services - 1.50%
           Schlumberger Limited ..........................................................               2,000               124,000
                                                                                                                          ----------

      Oil & Gas - Exploration - 0.11%
           Transocean Sedco Forex Inc. ...................................................                 232                 9,251
                                                                                                                          ----------

      Oil & Gas - International - 1.91%
           Exxon Mobil Corporation .......................................................               1,800               158,400
                                                                                                                          ----------

      Pharmaceuticals - 5.08%
           Bristol-Myers Squibb Company ..................................................               3,000               207,937
           Merck & Co., Inc. .............................................................               2,300               213,181
                                                                                                                          ----------
                                                                                                                             421,118
                                                                                                                          ----------
      Restaurant & Food Services - 1.35%
           McDonald's Corporation ........................................................               3,500               111,563
                                                                                                                          ----------

                                                                                                                         (Continued)

                                                    BLUE RIDGE TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                        Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Retail - Department Stores - 1.58%
           Wal-Mart Stores, Inc. .....................................................                   2,500            $  130,469
                                                                                                                          ----------

      Retail - Specialty Lines - 1.42%
           The Home Depot, Inc. ......................................................                   3,000               117,563
                                                                                                                          ----------

      Telecommunications Equipment - 1.92%
        (a)Avaya Inc. ................................................................                     208                 2,431
        (a)JDS Uniphase Corporation ..................................................                   1,000                50,063
           Lucent Technologies Inc. ..................................................                   2,500                38,906
           Nortel Networks Corporation ...............................................                   1,800                67,950
                                                                                                                          ----------
                                                                                                                             159,350
                                                                                                                          ----------
      Transportation - Miscellaneous - 1.47%
           United Parcel Service, Inc. ...............................................                   2,000               121,375
                                                                                                                          ----------

      Utilities - Telecommunications - 1.87%
           BellSouth Corporation .....................................................                   3,000               125,438
        (a)WorldCom, Inc. ............................................................                   1,950                29,128
                                                                                                                          ----------
                                                                                                                             154,566
                                                                                                                          ----------

           Total Common Stocks (Cost $5,775,691) .............................................................             5,750,197
                                                                                                                          ----------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Interest           Maturity
                                                                Principal            Rate               Date
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE OBLIGATIONS - 29.77%

      Bank of America Corporation ......................      $  200,000            7.125%            03/01/09               194,960
      CIT Group Inc ....................................         250,000            7.250%            08/15/05               248,299
      CNF Transportation Inc. ..........................         250,000            8.875%            05/01/10               257,917
      Duke Capital Corporation .........................         200,000            7.250%            10/01/04               203,577
      First Union Corporation ..........................         100,000            8.000%            08/15/09               102,143
      General Electric Capital Corporation .............         200,000            6.500%            11/01/06               198,836
      General Electric Capital Corporation .............         100,000            7.500%            09/01/10                99,650
      Lehman Brothers Holdings .........................         250,000            7.875%            11/01/09               252,058
      Qwest Capital Funding ............................         500,000            7.900%            08/15/10               509,225
      SBC Communications ...............................         250,000            7.350%            05/24/10               253,076
      Texaco Capital Incorporated ......................         150,000            7.250%            01/10/10               146,697
                                                                                                                          ----------

           Total Corporate Obligations (Cost $2,437,729) .....................................................             2,466,438
                                                                                                                          ----------


                                                                                                                         (Continued)

                                                    BLUE RIDGE TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                        Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANY - 0.45%

      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Service Shares ....................................                36,973            $   36,973
           (Cost $36,973)                                                                                                 ----------



Total Value of Investments (Cost $8,250,393 (b)) .......................................                 99.64%           $8,253,608
Other Assets Less Liabilities ..........................................................                  0.36%               30,061
                                                                                                        ------            ----------
      Net Assets .......................................................................                100.00%           $8,283,669
                                                                                                        ======            ==========


      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is  the  same.  Unrealized  appreciation
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

           Unrealized appreciation ...........................................................................           $  855,853
           Unrealized depreciation ...........................................................................             (852,638)
                                                                                                                         ----------

                       Net unrealized appreciation ...........................................................           $    3,215
                                                                                                                         ==========


      (c) Foreign securities represent securities issued in the United States markets by non-domestic companies.



      The following acronyms are used in this portfolio:

           ADR - American Depository Receipt
           GDR - Global Depository Receipt
           NY SH - New York Shares












See accompanying notes to financial statements


                                                    BLUE RIDGE TOTAL RETURN FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         November 30, 2000


ASSETS
      Investments, at value (cost $8,250,393) ............................................................              $ 8,253,608
      Cash ...............................................................................................                       80
      Income receivable ..................................................................................                   45,568
                                                                                                                        -----------

           Total assets ..................................................................................                8,299,256
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ...................................................................................                   15,587
                                                                                                                        -----------

NET ASSETS
      (applicable to 759,509 NL Class shares outstanding; unlimited
       shares of no par value beneficial interest authorized) ............................................              $ 8,283,669
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER NL CLASS SHARE
      ($8,283,669 / 759,509 shares) ......................................................................              $     10.91
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital ....................................................................................              $ 8,582,371
      Undistributed net investment income ................................................................                   27,985
      Accumulated net realized loss on investments .......................................................                 (329,902)
      Net unrealized appreciation on investments .........................................................                    3,215
                                                                                                                        -----------
                                                                                                                        $ 8,283,669
                                                                                                                        ===========






















See accompanying notes to financial statements


                                                    BLUE RIDGE TOTAL RETURN FUND

                                                       STATEMENT OF OPERATIONS

                                                    Year ended November 30, 2000


NET INVESTMENT INCOME

      Income
           Interest .......................................................................................               $ 157,160
           Dividends ......................................................................................                  72,329
                                                                                                                          ---------

                Total income ..............................................................................                 229,489
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) ..............................................................                  63,172
           Fund administration fees (note 2) ..............................................................                  10,529
           Custody fees ...................................................................................                   3,478
           Registration and filing administration fees ....................................................                   1,690
           Fund accounting fees (note 2) ..................................................................                  27,000
           Audit fees .....................................................................................                  11,433
           Legal fees .....................................................................................                   9,765
           Securities pricing fees ........................................................................                   5,001
           Shareholder recordkeeping fees .................................................................                   9,000
           Shareholder servicing expenses .................................................................                   6,300
           Registration and filing expenses ...............................................................                   3,043
           Printing expenses ..............................................................................                   6,622
           Trustee fees and meeting expenses ..............................................................                   5,999
           Other operating expenses .......................................................................                   4,525
                                                                                                                          ---------

                Total expenses ............................................................................                 167,557
                                                                                                                          ---------

                Less investment advisory fees waived (note 2) .............................................                 (45,421)
                                                                                                                          ---------

                Net expenses ..............................................................................                 122,136
                                                                                                                          ---------

                    Net investment income .................................................................                 107,353
                                                                                                                          ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions ......................................................                (289,377)
      Decrease in unrealized appreciation on investments ..................................................                (363,819)
                                                                                                                          ---------

           Net realized and unrealized loss on investments ................................................                (653,196)
                                                                                                                          ---------

                Net decrease in net assets resulting from operations ......................................               $(545,843)
                                                                                                                          =========









See accompanying notes to financial statements


                                                    BLUE RIDGE TOTAL RETURN FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Year ended         Year ended
                                                                                                     November 30,       November 30,
                                                                                                         2000               1999
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
          Net investment income .....................................................                $  107,353          $   25,619
          Net realized loss from investment transactions ............................                  (289,377)            (37,982)
          Decrease in unrealized (appreciation) depreciation on investments .........                  (363,819)            422,894
                                                                                                     ----------          ----------

              Net (decrease) increase in net assets resulting from operations .......                  (545,843)            410,531
                                                                                                     ----------          ----------

     Distributions to shareholders from
          Net investment income .....................................................                   (89,243)            (15,744)
                                                                                                     ----------          ----------

     Capital share transactions
          Increase in net assets resulting from capital share transactions (a) ......                 2,567,496           4,324,065
                                                                                                     ----------          ----------

                      Total increase in net assets ..................................                 1,932,410           4,718,852

NET ASSETS

     Beginning of year ..............................................................                 6,351,259           1,632,407
                                                                                                     ----------          ----------

     End of year (including undistributed net investment income of
                  $27,985 in 2000 and $9,875 in 1999)................................                $8,283,669          $6,351,259
                                                                                                     ==========          ==========



(a) A summary of capital share activity follows:
                                                             -----------------------------------------------------------------------
                                                                       Year ended                              Year ended
                                                                    November 30, 2000                       November 30, 1999

                                                               Shares              Value               Shares              Value
                                                             -----------------------------------------------------------------------

Shares sold ............................................        297,294          $3,546,429             547,703          $6,133,477

Shares issued for reinvestment of distributions ........          7,527              89,243               1,441              15,745
                                                             ----------          ----------          ----------          ----------

                                                                304,821           3,635,672             549,144           6,149,222

Shares redeemed ........................................        (90,375)         (1,068,176)           (160,051)         (1,825,157)
                                                             ----------          ----------          ----------          ----------

     Net increase ......................................        214,446          $2,567,496             389,093          $4,324,065
                                                             ==========          ==========          ==========          ==========






See accompanying notes to financial statements


                                                    BLUE RIDGE TOTAL RETURN FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                                           Year ended           Year ended          Period ended
                                                                          November 30,         November 30,         November 30,
                                                                              2000                 1999               1998 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .................................    $     11.65          $     10.47          $     10.00

      (Loss) income from investment operations
           Net investment income .....................................           0.14                 0.05                 0.02
           Net realized and unrealized (loss) gain on investments ....          (0.76)                1.16                 0.47
                                                                          -----------          -----------          -----------

                Total from investment operations ....................           (0.62)                1.21                 0.49
                                                                          -----------          -----------          -----------

      Distributions to shareholders from
           Net investment income ....................................           (0.12)               (0.03)               (0.02)
                                                                          -----------          -----------          -----------

Net asset value, end of period ......................................     $     10.91          $     11.65          $     10.47
                                                                          ===========          ===========          ===========

Total return ........................................................           (5.36)%              11.58 %               4.86 %
                                                                          ===========          ===========          ===========

Ratios/supplemental data
      Net assets, end of period .....................................     $ 8,283,669          $ 6,351,259          $ 1,632,407
                                                                          ===========          ===========          ===========
      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ............            1.99 %               2.60 %               1.65 %(b)
           After expense reimbursements and waived fees .............            1.45 %               1.48 %               1.58 %(b)

      Ratio of net investment income (loss) to average net assets
           Before expense reimbursements and waived fees ............            0.74 %              (0.47)%               0.03 %(b)
           After expense reimbursements and waived fees .............            1.27 %               0.65 %               0.10 %(b)

      Portfolio turnover rate .......................................           48.89 %              85.51 %             116.16 %






(a) For the period from December 15, 1997 (commencement of operations) to November 30, 1998.

(b) Annualized.













See accompanying notes to financial statements


                          BLUE RIDGE TOTAL RETURN FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2000



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Blue Ridge Total Return Fund (the "Fund") is a diversified series of shares of beneficial interest of the Blue Ridge Funds Trust (the "Trust"). The Trust, an open-ended investment company, was organized on September 30, 1997 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek total return from a combination of capital appreciation and current income. The Fund began operations on December 15, 1997. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  The Fund has capital loss carryforwards for federal income tax purposes of $2,543, $37,982, and $289,377 that expire in the years 2006, 2007, and 2008, respectively. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforward has been offset or expires.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund generally declares dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimates.



                                                                     (Continued)

                          BLUE RIDGE TOTAL RETURN FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2000



NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Colonial Asset Management (the "Manager") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Manager receives a fee at the annual rate of 0.75% of the Fund's average daily net assets up to and including $20 million, 0.625% of the Fund's average daily net assets on the next $30 million, and 0.500% of the Fund's average daily net assets over $50 million. The Manager intends to voluntarily waive a portion of its fee to limit total Fund operating expenses to 1.45%. There can be no assurance that the foregoing voluntary fee waiver will continue. The manager has voluntarily waived a portion of its fee amounting to $45,421 ($0.06 per share) for the year ended November 30, 2000.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of average daily net assets of the Fund's next $50 million of average daily net assets, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and recordkeeping services. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent, subject to the authority of the Board of Trustees, provides transfer agency services pursuant to an agreement with the Administrator, which has been approved by the Trust. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor may sell Fund shares to or through qualified securities dealers or others. With respect to the NL Class Shares, the Distributor receives no compensation from the Fund. Certain Trustees and officers of the Trust are also officers of the Manager or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $6,521,933 and $3,984,779, respectively, for the year ended November 30, 2000.

Deloitte & Touche LLP
Princeton Forrestal Village
116-300 Village Boulevard
Princeton, New Jersey 08540

www.us.deloitte.com

                                                                    Deloitte
                                                                    & Touche


INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of Blue Ridge Funds Trust and Shareholders of Blue Ridge Total Return Fund:

We have audited the accompanying statement of assets and liabilities of Blue Ridge Total Return Fund (the "Fund") (a portfolio of Blue Ridge Funds Trust), including the portfolio of investments, as of November 30, 2000, and the related statement of operation for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of November 30, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Blue Ridge Total Return Fund as of November 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche


January 2, 2001


--------
Deloitte
Touche
Tohmatsu
--------

________________________________________________________________________________


                          BLUE RIDGE TOTAL RETURN FUND

________________________________________________________________________________

                     a series of the Blue Ridge Funds Trust
























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                    or accompanied by a current prospectus.